SUPPLEMENT TO THE FIDELITY SMALL CAP STOCK FUND, FIDELITY MID-CAP
STOCK FUND AND FIDELITY LARGE CAP STOCK FUND JUNE 26, 1999 PROSPECTUS

   Effective August 2, 1999, the following     information replaces
similar information found in the "Fund Management" section on page 25.

David Felman is vice president and manager of Mid-Cap Stock Fund. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

SUPPLEMENT TO FIDELITY
SMALL CAP STOCK FUND
FIDELITY MID-CAP STOCK FUND
FIDELITY LARGE CAP STOCK FUND
FUNDS OF FIDELITY COMMONWEALTH TRUST
JUNE 26, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF LARGE CAP STOCK" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(1) The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "COMPUTING THE PERFORMANCE ADJUSTMENT" IN THE "MANAGEMENT
CONTRACTS" SECTION BEGINNING ON PAGE 24.

COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each of Small Cap Stock, Mid-Cap Stock, and Large Cap Stock is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the Russell 2000 for Small Cap Stock, S&P MidCap 400 for Mid-Cap Stock or S&P 500 for Large Cap Stock. The performance period for Small Cap Stock, Mid-Cap Stock, and Large Cap Stock commenced on April 1, 1998, April 1, 1994, and July 1, 1995, respectively. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

Each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%.

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH FOUND UNDER THE HEADING "SHAREHOLDER LIABILITY" IN THE "DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 28.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE HEADING "VOTING RIGHTS" IN THE "DESCRIPTION OF THE TRUST" SECTION
BEGINNING ON PAGE 28.

The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 28.

AUDITOR. PricewaterhouseCoopers LLP, 160 Federal Street, Boston,
Massachusetts, serves as independent accountant for Fidelity Mid-Cap Stock Fund. The auditor examines financial statements for the fund and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, serves as independent accountant for Fidelity Large Cap Stock Fund and Fidelity Small Cap Stock Fund. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

SUPPLEMENT TO THE FIDELITY SMALL CAP SELECTOR
JUNE 26, 1999 PROSPECTUS

   The following information supplements the information found in the "Fund Distribution" section on page 22.

   The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments.

   To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

SUPPLEMENT TO THE
FIDELITY SMALL CAP SELECTOR
A FUND OF FIDELITY COMMONWEALTH TRUST
JUNE 26, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.

(1) The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "COMPUTING THE PERFORMANCE ADJUSTMENT" IN THE "MANAGEMENT
CONTRACT" SECTION BEGINNING ON PAGE 20.

Each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "DISTRIBUTION SERVICES" SECTION BEGINNING ON PAGE 22.

The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, the Plan provides that FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Small Cap Selector shares.

Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH FOUND UNDER THE HEADING "SHAREHOLDER LIABILITY" IN THE "DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 23.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE HEADING "VOTING RIGHTS" IN THE "DESCRIPTION OF THE TRUST" SECTION
BEGINNING ON PAGE 23.

The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 23.

AUDITOR. Deloitte & Touche LLP, 200 Berkeley Street, Boston,
Massachusetts, serves as independent accountant for the fund. The auditor examines financial statements for the fund and provides other audit, tax, and related services.

SUPPLEMENT TO THE FIDELITY INTERMEDIATE BOND FUND
JUNE 26, 1999 PROSPECTUS

   The following information replaces in its entirety information found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 6.

   FUNDAMENTAL INVESTMENT POLICIES

   The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

       INTERMEDIATE BOND FUND    seeks a high level of current
income.

SUPPLEMENT TO THE
FIDELITY INTERMEDIATE BOND FUND
A FUND OF FIDELITY COMMONWEALTH TRUST
JUNE 26, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.

(1) The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.

(4) The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 8.

SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH FOUND UNDER THE HEADING "SHAREHOLDER LIABILITY" IN THE "DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 21.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE HEADING "VOTING RIGHTS" IN THE "DESCRIPTION OF THE TRUST" SECTION
BEGINNING ON PAGE 21.

The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 21.

AUDITOR. Deloitte & Touche LLP, 200 Berkeley Street, Boston,
Massachusetts, serves as independent accountant for the fund. The auditor examines financial statements for the fund and provides other audit, tax, and related services.


SUPPLEMENT TO THE
SPARTAN MARKET INDEX FUND(registered trademark) JUNE 26, 1999
PROSPECTUS

   The following information replaces the first paragraph in the "Fee Table" section on page 4.

   The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees, but do not reflect the effect of any expense reimbursements.

   The following information replaces the "Annual fund operating expenses" table and footnote A found in the "Fee Table" section on page 5.

   ANNUAL FUND OPERATING EXPENSES     (PAID FROM FUND    ASSETS)

Management fee                0.24%

Distribution and Service     None
(12b-1) fee

Other expenses                0.16%

Total annual fund operating   0.40%
expensesA

   A EFFECTIVE APRIL 18, 1997, FMR HAS AGREED TO REIMBURSE THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 0.19%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME AFTER DECEMBER 31, 1999.

   The following information replaces the fifth paragraph in the "Fund Management" section on page 20.

   BT serves as sub-adviser and custodian for the fund. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

   The following information replaces the eighth paragraph in the "Fund Management" section on page 20.

   Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

   The following information replaces the second and third full paragraphs in the "Fund Management" section on page 21.

   The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets.

   FMR pays BT for providing investment management and custodial services.

   Prior to October 1, 1999, the fund paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT. The total management and sub-advisory fees for the fund for the fiscal year ended April 30, 1999, were 0.24%.

SUPPLEMENT TO THE
SPARTAN MARKET INDEX FUND(registered trademark)
A FUND OF FIDELITY COMMONWEALTH TRUST
JUNE 26, 1999
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT AND SUB-ADVISORY SERVICES" IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 19.

   BT is the sub-adviser of the fund and acts as the fund's custodian. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, BT directs the investments of the fund in accordance with its investment objective, policies and limitations, and provides custodial services to the fund.

   THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT-RELATED EXPENSES" IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 19.

       MANAGEMENT-RELATED EXPENSES.    In addition to the management
fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent, and the costs associated with securities lending, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

   THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT AND SUB -ADVISORY FEES" IN THE "MANAGEMENT
CONTRACT" SECTION ON PAGE 19.

       MANAGEMENT FEE.    For the services of FMR under the management
contract, the fund pays FMR a monthly management fee at the annual rate of 0.24% of the fund's average net assets throughout the month.


   THE FOLLOWING INFORMATION REPLACES THE SECOND, THIRD, AND FOURTH PARAGRAPHS FOUND UNDER THE HEADING "SUB-ADVISER" IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 19.

   Under the sub-advisory agreement, for providing investment management and custodial services to the fund, FMR pays BT fees at an annual rate of 0.006% of the average net assets of the fund.

   For the fiscal years ended     April 30   , 1999, 1998, and 1997,
the fund paid FMR management fees of $2,000,000, $3,310,000, and $6,544,000, respectively, and paid BT sub-advisory fees of $199,000 for the fiscal year ended April 30, 1999, and $3,000 for the period from December 1, 1997 through April 30, 1998. Prior to October 1, 1999, the fund paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

For the fiscal year ended April 30, 1999, FMR paid BT fees of $378,435, and for the period from December 1, 1997 through April 30, 1998, FMR paid BT fees of $112,000.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 19.

       MANAGEMENT-RELATED SERVICES.    The fund has also entered into
a securities lending agreement with BT. Under the terms of the agreement, BT retains up to 30% of aggregate annual lending revenues for providing securities lending services.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 20.

   FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND    UNDER THE
HEADING "AUDITOR"     IN THE "DESCRIPTION OF THE TRUST" SECTION ON
PAGE 22.

AUDITOR.  Deloitte & Touche LLP, 200 Berkeley Street, Boston,
Massachusetts, serves as independent accountant for the fund. The auditor examines financial statements for the fund and provides other audit, tax, and related services.